Other non-financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Current
Income tax prepayments and/or benefits (a)	$ 15,456	$ 19,837
Non-current
Income tax expense	9,700	9,700	$ 9,700	$ 9,700
Sociedad Minera Cerro Verde S.A.A. [Member]
Current
Value added tax (VAT) credit	36,848	40,300
Other taxes to be recovered		1,060
Total Current	36,848	41,360
Non-current
Other receivables (b)	236,548	190,501
Income tax prepayments and/or benefits (a)	19,303	13,669
Other taxes to be recovered	1,847	1,457
Total Non-Current	257,698	205,627
Total other non-financial assets	294,546	246,987
Protest disbursement under disputed tax	228,900	$ 190,500
Custom taxes	$ 7,600